Annual Fund Operating Expenses - Invesco Short Term Bond Fund	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.64%
Class C
Operating Expenses:
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	0.65%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver and/or Expense Reimbursement	0.15%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
Class R
Operating Expenses:
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%
Class Y
Operating Expenses:
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.49%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%
Class R5
Operating Expenses:
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.39%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.39%
Class R6
Operating Expenses:
Management Fees	0.31%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.36%

[1]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed to waive 0.15% of Rule 12b-1 distribution plan payments of Class C shares. Unless Invesco Distributors continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the 12b-1 fee waiver without approval of the Board of Trustees.